Consolidated Statements of Cash Flows - USD ($)	12 Months Ended		67 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities
Net loss	$ (1,844,982)	$ (1,854,385)	$ (7,339,175)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	126	756
Amortization - patents	80,229	80,229
Amortization - debt discount	572,091	55,839
Options issued for services	92,496	765,631
Common stock issued for services	61,977	39,806
Common stock issued for interest		225,664
Change in:
Prepaid expenses	(91,142)	(52,844)
Deposits	(15,371)
Accounts payable and accrued liabilities	(208,326)	126,845
Net cash used in operating activities	(1,352,902)	(612,459)
Cash Flows from Financing Activities
Payments on notes payable	(69,709)	(117,129)
Proceeds from debt and warrants issued	1,386,681	806,503
Payments on debt issue cost		(22,767)
Net cash provided by financing activities	1,316,972	666,607
Net change in cash	(35,930)	54,148
Cash, beginning of period	58,149	4,001
Cash, end of period	22,219	58,149	$ 22,219
Supplemental Disclosure of Cash flow Information
Cash paid during the period for interest	84,366	50,237
Non-Cash Financing Activities
Notes payable converted to common stock	550,000	2,017,434
Stock options exchanged for common stock	360
Options issued for accounts payable		115,869
Common stock issued to satisfy liabilities	11,470	487,315
Recognition of beneficial conversion feature	$ 1,049,826	$ 281,837